Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Total revenues (1)	$ 9,752,000,000	[1]	$ 5,982,000,000	[1]	$ 3,443,000,000
Change in net unrealized gains (losses) on securities not impaired, tax expense (benefit)	(915,000,000)		(592,000,000)		413,000,000
Change in unrealized gains (losses) on securities for which an allowance for credit losses has been recorded, tax expense (benefit)	(1,000,000)		1,000,000		1,000,000
Change in current discount rate related to reserve for future policy benefits, net of tax expense (benefit)	361,000,000		110,000,000
Change in instrument-specific credit risk - market risk benefits, net of tax expense (benefit)	407,000,000		(92,000,000)
Operating Segments
Total revenues (1)	6,294,000,000		7,460,000,000		6,724,000,000
Operating Segments | Closed Life and Annuity Blocks
Total revenues (1)	$ 1,357,000,000		$ 1,672,000,000		$ 1,516,000,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.